Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5)	Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	128,401	130,172
Motor vehicles	26,341	23,774
Leasehold improvements	9,657	13,146
Total	176,716	179,409
Less: Accumulated depreciation	(142,571)	(147,995)
Property, plant and equipment, net	34,145	31,414

No impairment for property, plant and equipment was recorded for the years ended December 31, 2014, 2015 and 2016.